Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of lease cost and supplemental information
The components of the net lease costs reflected in the Company’s condensed consolidated statements of operations were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Operating	$194	$205	$600	$549
Short-term	5	6	15	26

Total lease costs	$199	$211	$615	$575

Supplemental information related to operating leases was as follows:

	Nine Months Ended September 30,
(Amounts in thousands)	2025	2024
Supplementary cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$644	$577
Right-of-use assets obtained in exchange for lease liabilities	431	—

The components of the net lease cost reflected in the Company’s consolidated statements of operations were as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating lease costs	$817	$989
Short-term lease costs	26	46

	$843	$1,035

Supplemental information related to operating leases was as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$785	$1,008
Right-of-use assets obtained in exchange for lease liabilities	$—	$1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net gain	$—	$108
Short-term variable lease expenses	$52	$202

Schedule of future minimum lease payments under non-cancelable operating leases
Future minimum lease payments under the Company’s non-cancelable operating leases are as follows:

(Amounts in thousands)	As of September 30, 2025
2025	$205
2026	758
2027	516
2028	349
2029	15

Total future lease payments	1,843
Less: Imputed interest	(217)

Present value of net future minimum lease payments	1,626
Less: Operating lease liabilities, current	(678)

Operating lease liabilities	$948

As of December 31, 2024, future minimum lease payments under the Company’s non-cancelable operating leases are as follows (in thousands):

Operating lease obligations
2025	$721
2026	534
2027	421
2028	357
2029	13

Total	2,046
Less: imputed interest	(302)

Present value of net future minimum lease payments	1,744
Less: short-term operating lease liabilities	(578)

Long-term operating lease liabilities	$1,166